Defiance Next Gen Connectivity ETF
Schedule of Investments
March 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communication Services - 14.1%
1,086,790	AT&T, Inc.	$32,897,133
38,235	Charter Communications, Inc. - Class A (a)(b)	23,591,760
498,680	KT Corporation - ADR	6,203,579
564,219	Lumen Technologies, Inc. (b)	7,532,324
741,284	Orange SA - ADR (b)	9,140,032
253,941	SK Telecom Company, Ltd. - ADR (b)	6,914,813
214,187	T-Mobile US, Inc. (a)	26,835,489
514,525	Verizon Communications, Inc.	29,919,629
888,180	Vodafone Group plc - ADR (b)	16,369,157
		159,403,916
	Consumer Discretionary - 0.9%
3,320	Amazon.com, Inc. (a)	10,272,346
	Industrials - 0.7%
199,452	Maxar Technologies, Inc. (a)(b)	7,543,275
	Information Technology - 74.6% (c)
678,004	A10 Networks, Inc. (a)	6,515,618
384,799	ADTRAN, Inc. (b)	6,418,447
114,706	Advanced Micro Devices, Inc. (a)(b)	9,004,421
305,180	Akamai Technologies, Inc. (a)	31,097,842
281,636	Amdocs, Ltd.	19,756,765
378,852	Analog Devices, Inc.	58,752,368
86,120	Apple, Inc.	10,519,558
32,337	Arista Networks, Inc. (a)	9,762,217
26,483	Broadcom, Inc.	12,279,108
238,771	Calix, Inc. (a)	8,275,803
139,478	CEVA, Inc. (a)	7,831,690
318,852	Ciena Corporation (a)	17,447,581
240,054	Cisco Systems, Inc.	12,413,192
221,743	Clearfield, Inc. (a)(b)	6,681,117
460,000	CommScope Holding Company, Inc. (a)	7,065,600
293,012	Comtech Telecommunications Corporation	7,278,418
220,692	Corning, Inc.	9,602,309
127,229	CSG Systems International, Inc.	5,711,310
177,531	CTS Corporation	5,514,113
119,797	Dell Technologies, Inc. - Class C (a)	10,560,106
901,223	Extreme Networks, Inc. (a)	7,885,701
111,567	F5 Networks, Inc. (a)	23,275,108
69,399	GDS Holdings, Ltd. - ADR (a)(b)	5,627,565
658,597	Hewlett Packard Enterprise Company	10,366,317
82,154	II-VI, Inc. (a)(b)	5,616,869
670,410	Infinera Corporation (a)(b)	6,456,048
501,791	Inseego Corporation (a)(b)	5,017,910
207,657	Intel Corporation	13,290,048
94,262	InterDigital, Inc.	5,980,924
28,755	IPG Photonics Corporation (a)(b)	6,065,580
301,025	Juniper Networks, Inc.	7,624,963
259,016	Keysight Technologies, Inc. (a)	37,142,894
148,428	Lattice Semiconductor Corporation (a)(b)	6,682,229
1,285,958	Limelight Networks, Inc. (a)(b)	4,590,870
64,612	Lumentum Holdings, Inc. (a)(b)	5,902,306
132,990	MACOM Technology Solutions Holdings, Inc. (a)(b)	7,716,080
501,354	Marvell Technology Group, Ltd. (b)	24,556,319
281,585	Maxim Integrated Products, Inc.	25,728,421
157,327	National Instruments Corporation (b)	6,794,166
642,786	NeoPhotonics Corporation (a)	7,681,293
225,432	NetScout Systems, Inc. (a)(b)	6,348,165
8,185,940	Nokia Corporation - ADR (a)	32,416,322
19,753	NVIDIA Corporation	10,546,719

333,421		NXP Semiconductors NV	67,130,984
127,111		Qorvo, Inc. (a)	23,223,180
353,175		QUALCOMM, Inc.	46,827,473
214,995		Radware, Ltd. (a)	5,607,070
795,822		Ribbon Communications, Inc. (a)	6,533,699
351,430		Sierra Wireless, Inc. (a)(b)	5,190,621
202,851		Skyworks Solutions, Inc.	37,219,101
4,314,980		Telefonaktiebolaget LM Ericsson - ADR (a)	56,914,586
24,625		Ubiquiti, Inc. (b)	7,345,638
432,265		Viavi Solutions, Inc. (a)(b)	6,786,561
55,813		VMware, Inc. - Class A (a)(b)	8,397,066
295,646		Xilinx, Inc.	36,630,539
			843,606,918
		Real Estate - 9.4%
133,312		American Tower Corporation	31,869,567
46,483		CoreSite Realty Corporation	5,570,987
111,635		Crown Castle International Corporation	19,215,732
84,387		CyrusOne, Inc.	5,714,688
56,752		Digital Realty Trust, Inc.	7,992,952
24,390		Equinix, Inc.	16,575,200
92,428		QTS Realty Trust, Inc. - Class A (b)	5,734,233
31,256		SBA Communications Corporation	8,675,103
514,833		Uniti Group, Inc.	5,678,608
			107,027,070
		TOTAL COMMON STOCKS (Cost $963,266,012)	1,127,853,525

		SHORT-TERM INVESTMENTS - 0.2%
2,143,645		First American Government Obligations Fund, Class X, 0.04% (d)	2,143,645
		TOTAL SHORT-TERM INVESTMENTS (Cost: $2,143,645)	2,143,645
Units
		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.2%
126,354,693		Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (d)(e)	126,354,693
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $126,354,693)	126,354,693

		TOTAL INVESTMENTS - 111.1% (Cost $1,091,764,350)	1,256,351,863
		Liabilities in Excess of Other Assets - (11.1)%	(125,476,459)
		NET ASSETS - 100.0%	$1,130,875,404

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
	(b)	All or part of this security is on loan as of March 31, 2021. The total value of securities on loan is $124,510,750.
	(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(d)	Rate shown is the annualized seven-day yield as of March 31, 2021.
	(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,127,853,525	$-	$-	$1,127,853,525
Short-Term Investments	2,143,645	-	-	2,143,645
Investments Purchased with Proceeds from Securities Lending	-	126,354,693	-	126,354,693
Total Investments in Securities	$1,129,997,170	$126,354,693	$-	$1,256,351,863
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2021, the Fund did not recognize any transfers to or from Level 3.